SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Outstanding
Number of options | shares	3,217,921
Weighted average remaining contractual life (years)	86 years 7 months 24 days
Weighted average exercise price	$ 0.47
Exercisable
Number of options | shares	250,710
Weighted average remaining contractual life (years)	2 years 2 months 8 days
Weighted average exercise price	$ 6.07
$0.01 [Member]
Outstanding
Range of exercise price	$ 0
Number of options | shares	2,967,211
Weighted average remaining contractual life (years)	93 years 9 months 10 days
Weighted average exercise price	$ 0
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
$2.87 – $3.38 [Member]
Outstanding
Range of exercise price, minimum	2.87
Range of exercise price, maximum	$ 3.38
Number of options | shares	27,508
Weighted average remaining contractual life (years)	1 year 2 months 19 days
Weighted average exercise price	$ 3.27
Exercisable
Number of options | shares	27,508
Weighted average remaining contractual life (years)	1 year 2 months 19 days
Weighted average exercise price	$ 3.27
$4.25 – $5.90 [Member]
Outstanding
Range of exercise price, minimum	4.25
Range of exercise price, maximum	$ 5.9
Number of options | shares	143,359
Weighted average remaining contractual life (years)	1 year 10 months 28 days
Weighted average exercise price	$ 5.39
Exercisable
Number of options | shares	143,359
Weighted average remaining contractual life (years)	1 year 10 months 28 days
Weighted average exercise price	$ 5.39
$6.23 – $6.56 [Member]
Outstanding
Range of exercise price, minimum	6.23
Range of exercise price, maximum	$ 6.56
Number of options | shares	67,001
Weighted average remaining contractual life (years)	2 years 11 months 26 days
Weighted average exercise price	$ 6.5
Exercisable
Number of options | shares	67,001
Weighted average remaining contractual life (years)	2 years 11 months 26 days
Weighted average exercise price	$ 6.5
$12.02 – $21.35 [Member]
Outstanding
Range of exercise price, minimum	12.02
Range of exercise price, maximum	$ 21.35
Number of options | shares	12,842
Weighted average remaining contractual life (years)	3 years 3 months 7 days
Weighted average exercise price	$ 17.34
Exercisable
Number of options | shares	12,842
Weighted average remaining contractual life (years)	3 years 3 months 7 days
Weighted average exercise price	$ 17.34
Performance-based Stock Options [Member] | $ 0.01 [Member]
Outstanding
Range of exercise price	$ 0
Number of options | shares	1,023,202
Weighted average remaining contractual life (years)	99 years 2 months 19 days
Weighted average exercise price	$ 0
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0